Contingent liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Contingent liabilities
10.	Contingent liabilities
The Group had no contingent liabilities as at 30 June 2022 (30 June 2021: Nil).

29	Contingent liabilities

As at 31 December 2019 the Group was party to a claim by the estate of a former employee for unfair dismissal. The claim comprised various elements totalling €258,000. During 2020 the case was settled by the Group for €190,000. This has been recognised in Administrative costs in the Consolidated Statement of Comprehensive Income in 2020.

The Group had no contingent liabilities at 31 December 2021 and 31 December 2020.